Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transaction, Due from (to) Related Party
Related parties transactions
	Years ended December 31,
	2020	2019	2018
Included in voyage expenses – related party
Charter hire commissions (a)	$1,719	$1,631	$1,654

Included in general and administrative expenses – related party
Executive services fee (d)	$613	$603	$637
Administrative services fee (e)	$120	$120	$120
Management fees-related party
Management fees (a)	$6,752	$6,537	$6,347

Related parties balances
	Year ended December 31,
	2020	2019
Assets:
Security deposits to Manager (a)	$1,350	$1,350
Total assets due from related party, non-current	$1,350	$1,350

Liabilities included in Due to related party:
Working capital due to Manager (a)	$1,032	$1,198
Executive service charges due to Manager (d)	$159	$148
Administrative service charges due to Manager (e)	$30	$30
Management fees due to Manager (a)	$-	$701
Other Partnership expenses due to Manager	$485	$125
Total liabilities due to related party, current	$1,706	$2,202